Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing income [Abstract]
Net gain from change in fair value of derivative designated as economic hedge	$ 59	$ 0	$ 45
Net gain from change in fair value of derivative designated as cash flow hedge	18	54	38
Interest income from banks and others	17	7	8
Finance income	94	61	91
Financing expenses [Abstract]
Interest expenses to banks and others	126	120	125
Net loss from changes in exchange rates	79	58	72
Financing expenses in relation to employees' benefits	23	38	39
Banks and finance institutions commissions (mainly commission on early repayment of loans)	6	4	3
Net loss from change in fair value of derivative designated as economic hedge	0	23	0
Financing expenses	234	243	239
Net of borrowing costs capitalized	18	24	19
Finance expenses	216	219	220
Net Financing Expenses Recorded In The Income Statements	$ 122	$ 158	$ 129